Commitments And Contingencies (Schedule Of Future Annual Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 2,613
2013	1,981
2014	1,448
2015	871
2016	345
Thereafter	$ 398